PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Buildings	Mining structures and mining rights	Machinery and equipment	Motor vehicles	Construction in progress	Total
	CNY	CNY	CNY	CNY	CNY	CNY
Cost
At January 1, 2016	22,996	33,921	7,648	7,319	34,276	106,160
Additions	—	—	3	—	5,020	5,023
Transfer	5,515	—	—	—	(5,515)	—
Disposals	—	—	—	(311)	—	(311)
Exchange adjustment	202	21	3	348	2,279	2,853
At December 31, 2016	28,713	33,942	7,654	7,356	36,060	113,725
Acquisition of Bayannaoer Mining	43	—	12	280	—	335
Additions	—	—	71	—	4,137	4,208
Disposals	(5,781)	(4,688)	(786)	(2,017)	—	(13,272)
Exchange adjustment	(104)	(21)	(173)	(35)	(2,388)	(2,721)
Disposal of subsidiaries	(22,828)	(29,233)	(5,939)	(5,305)	(37,809)	(101,114)
At December 31, 2017	43	—	839	279	—	1,161
At December 31, 2017 (US$)	6	—	129	44	—	179

Accumulated depreciation and amortization and impairment losses

At January 1, 2016	(13,206)	(33,608)	(7,485)	(2,471)	—	(56,770)
Depreciation charge	(1,415)	—	(55)	(1,185)	—	(2,655)
Disposals	—	—	—	301	—	301
Exchange adjustment	16	—	(1)	(93)	—	(78)
At December 31, 2016	(14,605)	(33,608)	(7,541)	(3,448)	—	(59,202)
Depreciation charge	(530)	—	(25)	(1,193)	—	(1,748)
Disposals	5,121	4,688	715	1,742	—	12,266
Exchange adjustment	(84)	—	(69)	(46)	—	(199)
Disposal of subsidiaries	10,098	28,920	6,100	2,941	—	48,059
At December 31, 2017	—	—	(820)	(4)	—	(824)
At December 31, 2017 (US$)	—	—	(126)	(1)	—	(127)

Net carrying amount
At December 31, 2016	14,108	334	113	3,908	36,060	54,523
At December 31, 2017	43	—	19	275	—	337
At December 31, 2017 (US$)	6	—	3	43	—	52